Taxation - Movement of Valuation Allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Balance at beginning of the year	¥ (6,662)	¥ (6,785)	¥ (246,508)
Additions	(2,243)	(4,255)	(5,245)
Reversals	4,476	4,378	244,968
Balance at end of the year	¥ (4,429)	¥ (6,662)	¥ (6,785)